UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1. Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

December 31, 2017

	Shares /Par	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Glenview Institutional Partners, L.P.		$86,500,210	$110,130,215	13.98%	4/1/2012	Quarterly	45 Days
Corvex Partners LP		59,640,170	62,010,482	7.87%	3/1/2013	Quarterly	60 Days
Shearwater Offshore, Ltd. (3)	581,915	57,778,593	59,883,650	7.60%	8/1/2014	Annually	60 Days
Southpoint Qualified Fund LP		36,653,397	46,904,796	5.96%	6/1/2012	Quarterly	60 Days
Coatue Qualified Partners, L.P.		24,942,270	34,544,600	4.39%	12/1/2013	Quarterly	45 Days
Samlyn Offshore, Ltd. (3)	21,675	23,197,788	28,859,185	3.66%	6/1/2013	Semi-annually	45 Days
Turiya Fund LP		13,940,794	23,905,712	3.04%	4/1/2012	Quarterly	45 Days
Soroban Opportunities Cayman Fund Ltd (3)	14,047	15,317,631	22,211,084	2.82%	9/1/2014	Quarterly	60 Days
Viking Global Equities III Ltd. (3)	6,279	12,400,000	21,466,204	2.73%	4/1/2012	Annually	45 Days
Soroban Cayman Fund Ltd (3)	5,091	11,651,039	12,833,970	1.63%	7/1/2012	Quarterly	60 Days
Pershing Square, L.P.		15,016,384	12,317,426	1.56%	4/1/2012	Quarterly	65 Days
MTP Energy Fund Corp
Corp Promissory Note, 11.00%-13.00%, 9/1/2025-11/1/2025 (6)	6,827,805	6,827,805	6,827,805	0.87%	9/1/2015	N/A	N/A
Corp Series C—Equity Shares	9,048	5,510,223	5,039,279	0.64%	9/1/2015	Quarterly	60 Days

Total MTP Energy Fund Corp		12,338,028	11,867,084
MTP Energy Fund I Ltd. (3)	10,611	10,611,596	10,984,390	1.39%	9/1/2015	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd. (3)	133	261,222	310,241	0.04%	4/1/2012	Non-Redeemable	Non-Redeemable
Bay Pond Partners, L.P. (2)		1,557,921	—	—	4/1/2012	Non-Redeemable	Non-Redeemable

Total		381,807,043	458,229,039	58.18%

Multi-Category (b)
Magnetar Constellation Fund, Ltd (3)	47,213	54,800,000	69,301,472	8.80%	4/1/2012	Quarterly	90 Days
HBK Multi-Strategy Offshore Fund Ltd. (3)	45,591	46,476,601	51,112,816	6.49%	1/1/2014	Quarterly	90 Days
Elliott International Limited (3)	35,878	38,075,920	47,114,451	5.98%	7/1/2012	Quarterly - Semi-annually	60 Days
Third Point Ultra, Ltd. (3)	29,277	29,277,233	34,011,827	4.32%	4/1/2017	Quarterly	60 Days

Total		168,629,754	201,540,566	25.59%

Global Macro (c)
Autonomy Global Macro Fund Limited (3)	439,314	44,931,907	57,900,719	7.35%	7/1/2015	Monthly	60 Days

Relative Value (d)
Renaissance Institutional Diversified Alpha Fund International L.P. (3)		33,878,405	41,403,622	5.26%	5/1/2014	Monthly	45 Days

Interest Rate-Driven (e)
Element Capital Feeder Fund Limited (3)	8,067	11,130,000	11,659,437	1.48%	3/1/2017	Quarterly	90 Days

Total Investments in Investee Funds (4)(5)		$640,377,109	$770,733,383	97.86%
Other assets, less liabilities			16,858,965	2.14%

Total Net Assets			$787,592,348	100.00%

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2017

Percentage of total net assets represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund (as defined herein) is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

Investee Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

(1)	Reflects general redemption terms for each Investee Fund.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $250,589,174, with a fair value of $301,680,315.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $389,787,935, with a fair value of $469,053,068.
(6)	Investment is valued using significant unobservable inputs.
(a)	The Equity strategy generally includes equity-focused Investee Funds with strategies using a bottom-up analysis that do not actively trade exposures, strategies focusing on shorter-term dynamics and appreciation for market technicals, strategies based on top-down thematic/macro views and strategies using technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.
(e)	The Interest Rate-Driven strategy generally includes Investee Funds with relative value trades across global fixed income markets, intra-country trades, yield curve trades, basis trades, on the run vs. off the run trades, cash vs. derivative trades and volatility arbitrage in fixed income.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

December 31, 2017

1. ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments include the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. BASIS OF PRESENTATION

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

The Master Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2017

3. FAIR VALUE MEASUREMENTS

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in investment partnerships, managed funds, and other investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent (“NAV”), as a practical expedient for fair value if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

Additionally, the Consolidated Master Fund may invest in promissory notes issued by an Investee Fund. Such promissory notes are secured by a lien upon assets of the Investee Fund and are classified as investments in Investee Funds. The fair value of Investee Fund promissory notes is based on the residual value of the notes after subtracting the fair value of the Investee Fund’s shares from the Investee Fund’s enterprise value. The enterprise value of the Investee Fund is based upon the reported NAV of the Investee Fund gross of the par value of promissory note liabilities.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited) (Continued)

December 31, 2017

Fair Value Hierarchy

The investment in promissory notes is classified as Level 3 of the fair value hierarchy. An investment is classified as Level 3 when pricing inputs are unobservable and in instances where there is little, if any, market activity. The most significant unobservable input in determining fair value is the reported NAV of the Investee Fund. As of period-end the fair value of such notes amounted to $6,827,805 and there were no purchases and sales during the period. There were no transfers in or out of level 3 during the period.

Investments that are measured at fair value using NAV as a practical expedient are not classified in the fair value hierarchy and have a fair value of $763,905,578. The fair value amounts disclosed are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 21, 2018

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date: February 21, 2018